SCHEDULE H, LINE 4i- SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	65-0829355
Plan number	002
Participant loan, cost	$ 0
Current Value	20,260,287
Total	$ 908,085,758
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Baird Short Term Bond | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,525,089
Investment, Identifier [Axis]: BlackRock Inflation Protected Fund Class K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,109,311
Investment, Identifier [Axis]: BlackRock T-Fund Premier Class | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,026,459
Investment, Identifier [Axis]: BlackRock Total Return Fund K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,513,900
Investment, Identifier [Axis]: Causeway International Value | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,278,599
Investment, Identifier [Axis]: Columbia Dividend Income Institutional 3 Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,930,532
Investment, Identifier [Axis]: Fidelity Freedom Index Target Date Series | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,674,035
Investment, Identifier [Axis]: Fidelity Low Priced Stock Fund K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,457,204
Investment, Identifier [Axis]: Invesco Discovery Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,216,505
Investment, Identifier [Axis]: Janus Henderson Enterprise Fund Class N | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,221,790
Investment, Identifier [Axis]: MFS Growth Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,942,522
Investment, Identifier [Axis]: MFS International Diversification Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,120,590
Investment, Identifier [Axis]: MFS International Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,464,636
Investment, Identifier [Axis]: MasTec, Inc. Stock | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,764,546
Investment, Identifier [Axis]: PGIM High Yiel Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,603,376
Investment, Identifier [Axis]: PIMCO Commodity Real Return Strategy Fund Class I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,007,392
Investment, Identifier [Axis]: PIMCO Foreign Bond Fund (US Dollar-Hedged) Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,695,094
Investment, Identifier [Axis]: Principal Real Estate SEC R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,045,920
Investment, Identifier [Axis]: Seafarer Overseas Growth | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,940,693
Investment, Identifier [Axis]: T Rowe Price Dividend Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,104,698
Investment, Identifier [Axis]: Undiscovered Managers Behavioral Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,616,250
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Admiral Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,503,762
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Admiral Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,935,777
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	600
Investment, Identifier [Axis]: iShares S&P 500 Index Fund Class K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,126,191